PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.8%
Sovereign Bonds 79.9%
Angola 0.7%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		400	$364,874
Argentina 0.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	79,474
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		200	87,593
Sr. Unsec’d. Notes	9.950	06/09/21		140	60,829
					227,896
Brazil 1.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		188	192,700
Brazil Notas do Tesouro Nacional,
Notes	10.000	01/01/31	BRL	200	47,766
Notes, Series F	10.000	01/01/27	BRL	1,100	255,025
Notes, Series NTNF	10.000	01/01/29	BRL	1,400	330,374

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	11,633
					837,498
Chile 2.9%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26	CLP	280,000	429,394
Bonds	5.000	03/01/35	CLP	180,000	299,175
Bonds, Series 30YR	6.000	01/01/43	CLP	190,000	375,725
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	260,000	413,398
					1,517,692
China 4.7%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	6,690	974,225
Bonds, Series 1910	3.860	07/22/49	CNH	3,110	458,194
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	902,406
Bonds, Series INBK	2.680	05/21/30	CNH	1,000	139,583
					2,474,408

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 4.3%
Colombian TES,
Bonds, Series B	6.000%	04/28/28	COP	4,531,000	$1,267,528
Bonds, Series B	7.500	08/26/26	COP	500,000	154,920
Bonds, Series B	6.250	11/26/25	COP	500,000	147,240
Bonds, Series B	7.000	06/30/32	COP	1,187,600	333,726
Bonds, Series B	7.250	10/18/34	COP	829,000	232,348
Bonds, Series B	7.750	09/18/30	COP	500,000	152,238
					2,288,000
Czech Republic 2.6%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	3,500	227,358
Bonds, Series 053	4.850	11/26/57	CZK	1,850	140,261
Bonds, Series 094	0.950	05/15/30	CZK	5,600	252,673
Bonds, Series 100	0.250	02/10/27	CZK	6,800	294,870
Bonds, Series 103	2.000	10/13/33	CZK	5,620	283,214
Bonds, Series 105	2.750	07/23/29	CZK	3,500	183,277
					1,381,653
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	133,577
Egypt 0.4%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	175	199,738
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	123,011
Gabon 0.8%
Gabon Government International Bond,
Bonds	6.375	12/12/24		200	197,181
Sr. Unsec’d. Notes	6.950	06/16/25		200	196,724
					393,905

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana 0.5%
Ghana Government International Bond, Sr. Unsec’d. Notes	8.125%	01/18/26		285	$286,946
Hungary 3.3%
Hungary Government Bond,
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	144,557
Bonds, Series 25/B	5.500	06/24/25	HUF	219,080	902,711
Bonds, Series 26/D	2.750	12/22/26	HUF	50,000	184,215
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	159,446
Bonds, Series 28/A	6.750	10/22/28	HUF	56,680	266,350
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	78,408
					1,735,687
Indonesia 9.3%
Indonesia Treasury Bond,
Bonds, Series 063	5.625	05/15/23	IDR	2,250,000	155,869
Bonds, Series 070	8.375	03/15/24	IDR	7,910,000	587,149
Bonds, Series 056	8.375	09/15/26	IDR	6,561,000	495,429
Bonds, Series 059	7.000	05/15/27	IDR	7,765,000	543,851
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	158,329
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	208,219
Bonds, Series 068	8.375	03/15/34	IDR	4,950,000	368,544
Bonds, Series 071	9.000	03/15/29	IDR	4,310,000	333,804
Bonds, Series 072	8.250	05/15/36	IDR	4,760,000	351,087
Bonds, Series 073	8.750	05/15/31	IDR	8,805,000	674,181
Bonds, Series 075	7.500	05/15/38	IDR	4,900,000	339,239
Bonds, Series 077	8.125	05/15/24	IDR	3,500,000	258,318
Bonds, Series 078	8.250	05/15/29	IDR	5,750,000	430,139
					4,904,158
Iraq 0.5%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		280	266,861
Ivory Coast 0.6%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	265	316,406

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 6.1%
Malaysia Government Bond,
Bonds, Series 115	3.955%	09/15/25	MYR	1,150	$295,298
Bonds, Series 116	3.800	08/17/23	MYR	750	186,226
Bonds, Series 118	3.882	03/14/25	MYR	1,977	502,304
Bonds, Series 217	4.059	09/30/24	MYR	335	85,250
Bonds, Series 219	3.885	08/15/29	MYR	1,000	261,323
Bonds, Series 311	4.392	04/15/26	MYR	285	75,035
Bonds, Series 316	3.900	11/30/26	MYR	2,370	613,694
Bonds, Series 317	4.762	04/07/37	MYR	500	140,246
Bonds, Series 411	4.232	06/30/31	MYR	280	75,488
Bonds, Series 413	3.844	04/15/33	MYR	140	35,991
Bonds, Series 417	3.899	11/16/27	MYR	1,370	358,074
Bonds, Series 419	3.828	07/05/34	MYR	500	129,528
Bonds, Series 513	3.733	06/15/28	MYR	730	188,635
Bonds, Series 518	4.921	07/06/48	MYR	445	127,255

Malaysia Government Investment Issue, Bonds, Series 617	4.724	06/15/33	MYR	600	166,779
					3,241,126
Mexico 2.4%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	7,800	400,436
Bonds, Series M30	10.000	11/20/36	MXN	4,600	281,566
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	5,400	269,451
Sr. Unsec’d. Notes, Series M	8.500	05/31/29	MXN	2,500	133,974
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	3,700	200,135
					1,285,562
Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	206,080
Pakistan 0.8%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	395,847
Peru 3.7%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	67,985
Sr. Unsec’d. Notes, 144A	5.350	08/12/40	PEN	1,000	293,233

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peru Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.940%	02/12/29	PEN	200	$67,823
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	1,150	385,882
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	305	105,729
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	871	304,844
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	538	192,415
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,472	553,279
					1,971,190
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	120,645
Poland 5.3%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	900	269,442
Bonds, Series 0725	3.250	07/25/25	PLN	1,671	502,782
Bonds, Series 0726	2.500	07/25/26	PLN	3,740	1,094,673
Bonds, Series 0727	2.500	07/25/27	PLN	1,300	382,366
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	528,029
					2,777,292
Romania 2.3%
Romania Government Bond,
Bonds	5.000	02/12/29	RON	500	130,835
Bonds, Series 05YR	4.250	06/28/23	RON	2,670	664,137
Bonds, Series 07YR	3.250	04/29/24	RON	750	180,728
Bonds, Series 10YR	5.850	04/26/23	RON	460	118,984
Bonds, Series 15YR	3.650	09/24/31	RON	590	136,671
					1,231,355
Russia 2.4%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28	RUB	19,800	290,784
Bonds, Series 6218	8.500	09/17/31	RUB	14,092	229,053
Bonds, Series 6221	7.700	03/23/33	RUB	27,090	418,137

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Federal Bond - OFZ, (cont’d.)
Bonds, Series 6228	7.650%	04/10/30	RUB	13,800	$210,026
Bonds, Series 6230	7.700	03/16/39	RUB	9,200	144,582
					1,292,582
South Africa 10.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	94,198
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	10,200	550,669
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	15,100	768,625
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	2,490	124,505
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	6,850	321,964
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	5,350	254,743
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	3,485	158,557
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	3,135	141,982
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	39,148	2,631,484
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	5,080	197,044
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,830	376,872
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,470	165,822
					5,786,465
Sri Lanka 0.7%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	6.250	10/04/20		200	194,001
Sr. Unsec’d. Notes	6.250	07/27/21		200	182,002
					376,003
Thailand 7.7%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	5,735	190,419
Bonds	2.875	12/17/28	THB	24,740	901,518
Bonds	2.875	06/17/46	THB	3,150	118,173
Bonds	3.300	06/17/38	THB	6,300	248,533
Bonds	3.400	06/17/36	THB	11,040	441,223
Sr. Unsec’d. Notes	1.600	06/17/35	THB	3,900	126,857
Sr. Unsec’d. Notes	2.125	12/17/26	THB	20,320	700,243
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	297,462

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Thailand (cont’d.)
Thailand Government Bond, (cont’d.)
Sr. Unsec’d. Notes	3.650%	06/20/31	THB	13,600	$536,418
Sr. Unsec’d. Notes	3.775	06/25/32	THB	12,800	516,699
					4,077,545
Turkey 2.4%
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	53,569
Bonds	8.800	09/27/23	TRY	500	65,685
Bonds	9.000	07/24/24	TRY	2,700	353,151
Bonds	10.600	02/11/26	TRY	2,210	295,584
Bonds	12.200	01/18/23	TRY	2,315	334,188
Bonds	12.400	03/08/28	TRY	1,000	140,966
					1,243,143
Ukraine 1.3%
Ukraine Government International Bond,
Bonds	16.000	08/11/21	UAH	500	18,791
Bonds	17.000	05/11/22	UAH	500	19,275
Bonds	18.000	03/24/21	UAH	604	22,523
Bonds, 144A	11.670	11/22/23	UAH	2,414	84,558
Sr. Unsec’d. Notes	7.750	09/01/24		402	416,093
Unsec’d. Notes, 144A	15.360	09/29/21	UAH	2,070	77,653
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	51,210
					690,103
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	78,187
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	43,172
					121,359

Total Sovereign Bonds (cost $43,465,272)					42,268,607

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 8.9%
Bahrain 0.4%
Oil and Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes	7.625%	11/07/24		200	$218,875
Belarus 0.4%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	191,715
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	8.750	05/23/26		165	206,131
Indonesia 0.4%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	212,964
Jamaica 0.3%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	159,314
Mexico 2.2%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	651,018
Petroleos Mexicanos,
Gtd. Notes	6.500	03/13/27		80	76,328
Gtd. Notes, 144A	6.490	01/23/27		55	52,525
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	181,114
Gtd. Notes, MTN	6.875	08/04/26		235	233,725
					1,194,710
Russia 2.4%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	45,000	638,744
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	622,009
					1,260,753
South Africa 0.4%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	192,200

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank 1.6%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500%	05/15/22	IDR	900,000	$62,377
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	511,448

European Investment Bank, Sr. Unsec’d. Notes, EMTN	12.576(s)	09/05/22	TRY	1,260	130,285
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.450	08/20/21	IDR	2,500,000	172,309
					876,419
Tunisia 0.4%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625	02/17/24	EUR	180	193,834

Total Corporate Bonds (cost $5,255,134)					4,706,915

Total Long-Term Investments (cost $48,720,406)					46,975,522

	Shares
Short-Term Investments 7.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,718,125	3,718,125
PGIM Institutional Money Market Fund(w)	6,583	6,582

Total Short-Term Investments (cost $3,724,707)		3,724,707

TOTAL INVESTMENTS 95.8% (cost $52,445,113)		50,700,229
Other assets in excess of liabilities(z) 4.2%		2,209,978

Net Assets 100.0%		$52,910,207

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
CZK—Czech Koruna
DOP—Dominican Peso
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UAH—Ukraine Hryvna
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BROIS—Brazil Overnight Index Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2020	$1,325,906	$(1,238)
4	5 Year Euro-Bobl	Sep. 2020	637,224	(4,385)
19	5 Year U.S. Treasury Notes	Sep. 2020	2,396,375	(14,125)
4	10 Year U.S. Treasury Notes	Sep. 2020	560,313	(5,250)
1	Euro Schatz Index	Sep. 2020	132,131	(125)
				$(25,123)
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/20	BNP Paribas S.A.	BRL	313	$58,423	$60,041	$1,618	$—
Expiring 08/04/20	Citibank, N.A.	BRL	683	125,559	130,825	5,266	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	1,286	240,800	246,568	5,768	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	498	93,000	95,498	2,498	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	22,940	4,364,564	4,396,717	32,153	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	447	84,000	85,683	1,683	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	784	151,000	150,104	—	(896)
Expiring 09/02/20	Goldman Sachs International	BRL	364	70,000	69,678	—	(322)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	19,933	3,790,287	3,815,648	25,361	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	474	91,400	90,723	—	(677)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	144,840	191,284	191,404	120	—
Expiring 09/16/20	Barclays Bank PLC	CLP	52,972	68,000	70,002	2,002	—
Expiring 09/16/20	Citibank, N.A.	CLP	103,105	126,715	136,252	9,537	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	102,678	134,000	135,687	1,687	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	91,838	120,000	121,363	1,363	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	88,486	$111,000	$116,933	$5,933	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	74,585	95,000	98,562	3,562	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	93,022	121,000	122,928	1,928	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	69,104	90,000	91,320	1,320	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	1,570	219,000	224,566	5,566	—
Expiring 08/07/20	Citibank, N.A.	CNH	3,110	439,000	444,751	5,751	—
Expiring 08/07/20	Citibank, N.A.	CNH	2,616	374,000	374,120	120	—
Expiring 08/07/20	Citibank, N.A.	CNH	2,224	314,000	317,981	3,981	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,940	273,000	277,461	4,461	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	3,976	552,613	568,472	15,859	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	3,734	527,333	533,934	6,601	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	3,283	468,040	469,441	1,401	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,865	263,000	266,735	3,735	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,798	253,000	257,132	4,132	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,487	210,000	212,600	2,600	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,168	165,000	166,946	1,946	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	3,296	465,141	471,240	6,099	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	1,779	251,612	254,444	2,832	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	1,080	151,000	154,430	3,430	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	1,074	153,167	153,579	412	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	4,094	583,560	582,304	—	(1,256)
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	664,965	652,918	—	(12,047)
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	243,236	66,841	64,925	—	(1,916)
Expiring 09/16/20	Goldman Sachs International	COP	470,495	129,000	125,587	—	(3,413)
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	259,197	72,523	69,186	—	(3,337)
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	156,117	42,057	41,671	—	(386)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	645,299	173,000	172,247	—	(753)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	325,930	87,000	86,999	—	(1)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	3,274	$148,000	$147,026	$—	$(974)
Expiring 10/19/20	Citibank, N.A.	CZK	2,676	120,000	120,178	178	—
Expiring 10/19/20	Goldman Sachs International	CZK	36,005	1,521,527	1,616,693	95,166	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	2,749	123,000	123,417	417	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	1,167	51,500	52,391	891	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	1,934	82,181	86,840	4,659	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	2,750	122,000	123,489	1,489	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	1,166	51,500	52,377	877	—
Expiring 10/19/20	UBS AG	CZK	2,669	120,000	119,860	—	(140)
Euro,
Expiring 10/19/20	Barclays Bank PLC	EUR	476	540,781	561,847	21,066	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	123	145,500	145,429	—	(71)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	114	130,068	134,613	4,545	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	111	131,435	130,785	—	(650)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	465	525,842	548,523	22,681	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	45	52,193	53,297	1,104	—
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	53,196	183,000	181,863	—	(1,137)
Expiring 10/19/20	Citibank, N.A.	HUF	26,084	87,000	89,175	2,175	—
Expiring 10/19/20	Citibank, N.A.	HUF	20,425	65,242	69,826	4,584	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	53,158	180,000	181,731	1,731	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	26,030	87,000	88,989	1,989	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	14,845	47,599	50,752	3,153	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	33,942	114,000	116,038	2,038	—
Expiring 10/19/20	UBS AG	HUF	35,244	120,000	120,490	490	—
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	9,061	120,000	120,305	305	—
Expiring 09/16/20	Citibank, N.A.	INR	9,572	125,559	127,092	1,533	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	14,660	193,000	194,633	1,633	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	10,016	133,000	132,981	—	(19)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	11,396	$152,000	$151,307	$—	$(693)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	7,620	100,680	101,164	484	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	12,531	166,000	166,371	371	—
Indonesian Rupiah,
Expiring 09/16/20	Barclays Bank PLC	IDR	2,397,134	163,843	161,618	—	(2,225)
Expiring 09/16/20	BNP Paribas S.A.	IDR	1,400,000	97,256	94,390	—	(2,866)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,189,919	82,547	80,225	—	(2,322)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	6,020,870	417,334	405,935	—	(11,399)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	3,273,084	217,120	220,675	3,555	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	2,820,502	193,000	190,162	—	(2,838)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,563,805	107,000	105,434	—	(1,566)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,197,610	82,000	80,744	—	(1,256)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,095,947	73,855	73,890	35	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	1,831,891	125,601	123,508	—	(2,093)
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	334	97,768	98,159	391	—
Expiring 09/16/20	Barclays Bank PLC	ILS	308	90,505	90,506	1	—
Expiring 09/16/20	Citibank, N.A.	ILS	996	289,000	292,744	3,744	—
Expiring 09/16/20	Citibank, N.A.	ILS	406	119,000	119,273	273	—
Expiring 09/16/20	Citibank, N.A.	ILS	356	104,232	104,518	286	—
Expiring 09/16/20	Goldman Sachs International	ILS	579	170,000	170,210	210	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	897	260,214	263,778	3,564	—
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	52,184	489,258	493,465	4,207	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	13,900	131,468	131,440	—	(28)
Malaysian Ringgit,
Expiring 09/17/20	Barclays Bank PLC	MYR	492	115,405	116,118	713	—
Expiring 09/17/20	Barclays Bank PLC	MYR	384	90,030	90,669	639	—
Expiring 09/17/20	Barclays Bank PLC	MYR	233	54,597	54,883	286	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 09/17/20	Goldman Sachs International	MYR	240	$56,669	$56,564	$—	$(105)
Mexican Peso,
Expiring 09/17/20	Barclays Bank PLC	MXN	49,264	2,256,356	2,199,901	—	(56,455)
Expiring 09/17/20	BNP Paribas S.A.	MXN	5,692	250,000	254,199	4,199	—
Expiring 09/17/20	Goldman Sachs International	MXN	1,381	60,672	61,667	995	—
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	5,443	246,657	243,052	—	(3,605)
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	2,074	93,131	92,593	—	(538)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	3,826	168,264	170,839	2,575	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,898	126,071	129,419	3,348	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,848	125,070	127,172	2,102	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,808	126,497	125,390	—	(1,107)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,744	125,847	122,556	—	(3,291)
New Taiwanese Dollar,
Expiring 09/16/20	Credit Suisse International	TWD	4,862	166,000	166,416	416	—
Expiring 09/16/20	Credit Suisse International	TWD	4,194	144,000	143,569	—	(431)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	4,811	165,000	164,672	—	(328)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	7,636	261,000	261,372	372	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,262	180,000	180,121	121	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	14,272	486,682	488,508	1,826	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	4,386	150,000	150,126	126	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	1,025	292,762	289,976	—	(2,786)
Expiring 09/16/20	Citibank, N.A.	PEN	737	208,972	208,482	—	(490)
Expiring 09/16/20	Citibank, N.A.	PEN	426	125,000	120,359	—	(4,641)
Expiring 09/16/20	Goldman Sachs International	PEN	309	90,300	87,440	—	(2,860)
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	127	36,748	35,820	—	(928)
Philippine Peso,
Expiring 09/16/20	Goldman Sachs International	PHP	7,955	158,000	161,526	3,526	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	9,400	$187,000	$190,877	$3,877	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	4,554	90,415	92,473	2,058	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	3,953	78,585	80,262	1,677	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	10,944	218,000	222,210	4,210	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	514	135,300	137,345	2,045	—
Expiring 10/19/20	Barclays Bank PLC	PLN	360	96,000	96,277	277	—
Expiring 10/19/20	Goldman Sachs International	PLN	144	38,383	38,535	152	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	8,013	2,017,506	2,140,675	123,169	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	533	135,201	142,373	7,172	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	409	109,000	109,177	177	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	322	84,700	85,987	1,287	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	150	40,000	39,975	—	(25)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	659	174,000	175,925	1,925	—
Expiring 10/19/20	UBS AG	PLN	558	150,000	148,994	—	(1,006)
Romanian Leu,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	RON	607	140,900	147,208	6,308	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	RON	164	38,069	39,724	1,655	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	48,104	666,798	644,332	—	(22,466)
Expiring 09/16/20	Barclays Bank PLC	RUB	10,618	151,747	142,229	—	(9,518)
Expiring 09/16/20	Barclays Bank PLC	RUB	10,551	148,234	141,323	—	(6,911)
Expiring 09/16/20	Barclays Bank PLC	RUB	4,442	63,736	59,495	—	(4,241)
Expiring 09/16/20	Barclays Bank PLC	RUB	4,152	59,592	55,620	—	(3,972)
Expiring 09/16/20	Citibank, N.A.	RUB	4,535	60,913	60,740	—	(173)
Expiring 09/16/20	Citibank, N.A.	RUB	858	12,310	11,490	—	(820)
Expiring 09/16/20	HSBC Bank USA, N.A.	RUB	6,293	90,333	84,298	—	(6,035)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	51,002	709,077	683,149	—	(25,928)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	51,002	$723,511	$683,148	$—	$(40,363)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	6,736	96,000	90,223	—	(5,777)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	5,358	74,582	71,772	—	(2,810)
Singapore Dollar,
Expiring 09/16/20	BNP Paribas S.A.	SGD	280	202,000	203,680	1,680	—
Expiring 09/16/20	Credit Suisse International	SGD	434	313,000	315,835	2,835	—
Expiring 09/16/20	Credit Suisse International	SGD	227	165,000	165,235	235	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,320	950,107	960,503	10,396	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	364	262,936	264,737	1,801	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	339	244,000	246,846	2,846	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	279	203,000	202,805	—	(195)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	212	152,000	154,162	2,162	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	53	37,974	38,418	444	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,781	107,000	103,654	—	(3,346)
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,772	107,000	103,139	—	(3,861)
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,296	77,000	75,407	—	(1,593)
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,235	72,000	71,883	—	(117)
Expiring 09/16/20	Citibank, N.A.	ZAR	2,013	115,575	117,180	1,605	—
Expiring 09/16/20	Citibank, N.A.	ZAR	1,068	61,000	62,170	1,170	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	834	49,685	48,522	—	(1,163)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,597	94,660	92,974	—	(1,686)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,564	94,000	91,020	—	(2,980)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,223	73,000	71,157	—	(1,843)
South Korean Won,
Expiring 09/16/20	Barclays Bank PLC	KRW	71,218	59,349	59,607	258	—
Expiring 09/16/20	Citibank, N.A.	KRW	152,257	126,009	127,431	1,422	—
Expiring 09/16/20	Credit Suisse International	KRW	209,766	176,000	175,563	—	(437)
Expiring 09/16/20	Credit Suisse International	KRW	171,171	143,000	143,261	261	—
Expiring 09/16/20	Credit Suisse International	KRW	144,692	121,000	121,100	100	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	Goldman Sachs International	KRW	207,263	$173,000	$173,468	$468	$—
Expiring 09/16/20	Goldman Sachs International	KRW	143,180	119,000	119,834	834	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	362,755	303,000	303,607	607	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	303,792	251,694	254,259	2,565	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	174,945	147,000	146,420	—	(580)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	166,565	138,000	139,406	1,406	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	130,062	109,000	108,855	—	(145)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	302,290	251,694	253,001	1,307	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	273,563	228,000	228,958	958	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	184,741	154,808	154,618	—	(190)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	152,305	127,000	127,471	471	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	152,197	126,715	127,381	666	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	149,709	125,596	125,299	—	(297)
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	6,482	205,600	207,846	2,246	—
Expiring 09/16/20	BNP Paribas S.A.	THB	3,042	98,640	97,544	—	(1,096)
Expiring 09/16/20	BNP Paribas S.A.	THB	1,900	60,000	60,933	933	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	7,832	253,000	251,136	—	(1,864)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	6,333	204,000	203,056	—	(944)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	6,064	193,000	194,449	1,449	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	4,269	138,000	136,899	—	(1,101)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,551	112,589	113,862	1,273	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	2,621	84,190	84,029	—	(161)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	17,101	549,225	548,357	—	(868)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	8,967	288,000	287,539	—	(461)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	6,211	200,000	199,157	—	(843)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	5,408	175,360	173,410	—	(1,950)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	5,269	168,456	168,939	483	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,157	$131,000	$133,290	$2,290	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,067	131,000	130,417	—	(583)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,629	116,178	116,380	202	—
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	1,153	164,000	159,218	—	(4,782)
Expiring 09/16/20	Barclays Bank PLC	TRY	1,075	153,000	148,571	—	(4,429)
Expiring 09/16/20	Barclays Bank PLC	TRY	699	99,000	96,530	—	(2,470)
Expiring 09/16/20	Barclays Bank PLC	TRY	462	66,000	63,861	—	(2,139)
Expiring 09/16/20	Citibank, N.A.	TRY	1,365	195,283	188,516	—	(6,767)
Expiring 09/16/20	Citibank, N.A.	TRY	263	36,438	36,293	—	(145)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	1,296	183,000	179,031	—	(3,969)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	678	96,000	93,697	—	(2,303)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	645	91,000	89,097	—	(1,903)
Ukraine Hryvna,
Expiring 09/16/20	Citibank, N.A.	UAH	1,175	42,894	41,949	—	(945)
				$49,519,769	$49,781,878	583,156	(321,047)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	Bank of America, N.A.	AUD	33	$23,037	$23,491	$—	$(454)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	1,143	794,123	816,814	—	(22,691)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	1,943	364,006	372,380	—	(8,374)
Expiring 08/04/20	Citibank, N.A.	BRL	674	126,715	129,124	—	(2,409)
Expiring 08/04/20	Citibank, N.A.	BRL	617	115,262	118,172	—	(2,910)
Expiring 08/04/20	Citibank, N.A.	BRL	343	64,000	65,746	—	(1,746)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	1,996	363,131	382,470	—	(19,339)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	663	124,592	127,014	—	(2,422)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	19,933	$3,794,580	$3,820,425	$—	$(25,845)
Expiring 09/02/20	BNP Paribas S.A.	BRL	599	114,790	114,583	207	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	41,253	53,299	54,516	—	(1,217)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,050,176	1,288,717	1,387,793	—	(99,076)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	76,567	94,556	101,182	—	(6,626)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	115,786	141,000	153,010	—	(12,010)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	73,283	90,000	96,843	—	(6,843)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	40,151	48,935	53,059	—	(4,124)
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	926	132,184	132,387	—	(203)
Expiring 08/07/20	Citibank, N.A.	CNH	7,064	989,937	1,010,052	—	(20,115)
Expiring 08/07/20	Citibank, N.A.	CNH	6,191	881,963	885,228	—	(3,265)
Expiring 08/07/20	Credit Suisse International	CNH	1,332	190,000	190,409	—	(409)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	2,172	309,000	310,604	—	(1,604)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,401	200,000	200,388	—	(388)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	783	109,354	112,015	—	(2,661)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	652,919	13,125	—
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	438,645	116,000	117,085	—	(1,085)
Expiring 09/16/20	BNP Paribas S.A.	COP	328,657	87,704	87,727	—	(23)
Expiring 09/16/20	Citibank, N.A.	COP	475,869	125,559	127,021	—	(1,462)
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	259,122	71,000	69,166	1,834	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	800,805	212,000	213,755	—	(1,755)
Czech Koruna,
Expiring 10/19/20	Citibank, N.A.	CZK	2,397	101,717	107,622	—	(5,905)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	1,630	73,398	73,189	209	—
Euro,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	114	130,040	134,435	—	(4,395)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	43	49,950	50,595	—	(645)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	11,661	$40,020	$39,864	$156	$—
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	8,689	114,000	115,367	—	(1,367)
Expiring 09/16/20	Citibank, N.A.	INR	9,093	119,000	120,729	—	(1,729)
Expiring 09/16/20	Citibank, N.A.	INR	8,609	113,000	114,295	—	(1,295)
Expiring 09/16/20	Credit Suisse International	INR	11,217	147,000	148,933	—	(1,933)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	16,278	212,000	216,128	—	(4,128)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	25,267	328,000	335,475	—	(7,475)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	22,441	292,000	297,944	—	(5,944)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	15,279	199,000	202,861	—	(3,861)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	13,972	183,000	185,506	—	(2,506)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	11,121	146,000	147,647	—	(1,647)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	8,052	105,734	106,901	—	(1,167)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	5,802	75,600	77,037	—	(1,437)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	11,895,158	836,862	801,986	34,876	—
Expiring 09/16/20	Citibank, N.A.	IDR	1,103,005	75,000	74,366	634	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	2,965,760	200,000	199,955	45	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	2,831,740	193,000	190,919	2,081	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	2,240,387	151,000	151,050	—	(50)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,681,500	114,000	113,369	631	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,428,420	95,000	96,306	—	(1,306)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	2,641,913	173,354	178,121	—	(4,767)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	2,244,736	152,000	151,343	657	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,667,250	117,000	112,408	4,592	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,623,832	114,000	109,481	4,519	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,531,919	103,000	103,284	—	(284)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,311,843	$89,000	$88,446	$554	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	2,572,767	174,662	173,459	1,203	—
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	916,698	60,676	61,805	—	(1,129)
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	399	116,000	117,183	—	(1,183)
Expiring 09/16/20	Citibank, N.A.	ILS	621	180,000	182,453	—	(2,453)
Expiring 09/16/20	Citibank, N.A.	ILS	421	122,000	123,829	—	(1,829)
Expiring 09/16/20	Citibank, N.A.	ILS	416	121,000	122,288	—	(1,288)
Expiring 09/16/20	Citibank, N.A.	ILS	390	113,000	114,538	—	(1,538)
Malaysian Ringgit,
Expiring 09/17/20	Barclays Bank PLC	MYR	717	166,748	169,233	—	(2,485)
Expiring 09/17/20	Barclays Bank PLC	MYR	388	90,344	91,488	—	(1,144)
Mexican Peso,
Expiring 09/17/20	Goldman Sachs International	MXN	3,006	131,656	134,247	—	(2,591)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	3,483	156,045	155,537	508	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,943	131,435	131,413	22	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,708	120,000	120,910	—	(910)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,707	75,000	76,214	—	(1,214)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,428	63,000	63,773	—	(773)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,329	59,000	59,350	—	(350)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,918	125,070	130,308	—	(5,238)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,909	126,715	129,885	—	(3,170)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	9,372	322,000	320,800	1,200	—
Expiring 09/16/20	Citibank, N.A.	TWD	8,455	289,000	289,402	—	(402)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	4,249	145,000	145,440	—	(440)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	10,149	346,000	347,381	—	(1,381)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	8,267	282,000	282,957	—	(957)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	7,790	$267,000	$266,631	$369	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	7,154	244,000	244,857	—	(857)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	341	98,560	96,460	2,100	—
Expiring 09/16/20	BNP Paribas S.A.	PEN	190	53,967	53,863	104	—
Expiring 09/16/20	Citibank, N.A.	PEN	991	279,000	280,247	—	(1,247)
Expiring 09/16/20	Citibank, N.A.	PEN	780	223,000	220,543	2,457	—
Expiring 09/16/20	Citibank, N.A.	PEN	615	177,000	173,831	3,169	—
Expiring 09/16/20	Citibank, N.A.	PEN	496	140,000	140,215	—	(215)
Expiring 09/16/20	Citibank, N.A.	PEN	472	134,000	133,449	551	—
Expiring 09/16/20	Citibank, N.A.	PEN	411	117,000	116,186	814	—
Expiring 09/16/20	Citibank, N.A.	PEN	409	117,000	115,695	1,305	—
Expiring 09/16/20	Citibank, N.A.	PEN	407	118,000	114,985	3,015	—
Expiring 09/16/20	Goldman Sachs International	PEN	568	161,000	160,661	339	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	871	251,774	246,235	5,539	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	412	119,000	116,564	2,436	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	409	116,000	115,701	299	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	8,371	166,000	169,981	—	(3,981)
Expiring 09/16/20	Citibank, N.A.	PHP	16,285	323,992	330,677	—	(6,685)
Expiring 09/16/20	Citibank, N.A.	PHP	8,764	172,391	177,950	—	(5,559)
Expiring 09/16/20	Citibank, N.A.	PHP	4,793	95,531	97,318	—	(1,787)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	24,944	498,796	506,480	—	(7,684)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	9,368	184,757	190,216	—	(5,459)
Polish Zloty,
Expiring 10/19/20	Citibank, N.A.	PLN	1,489	377,108	397,907	—	(20,799)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	780	209,039	208,294	745	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	381	97,000	101,833	—	(4,833)
Romanian Leu,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	RON	226	55,103	54,880	223	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	8,872	125,070	118,835	6,235	—
Expiring 09/16/20	Barclays Bank PLC	RUB	6,974	98,000	93,407	4,593	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	RUB	6,030	$84,000	$80,764	$3,236	$—
Expiring 09/16/20	Barclays Bank PLC	RUB	4,888	67,000	65,466	1,534	—
Expiring 09/16/20	Citibank, N.A.	RUB	18,113	250,000	242,608	7,392	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,990	69,000	66,835	2,165	—
Expiring 09/16/20	UBS AG	RUB	5,732	82,000	76,775	5,225	—
Singapore Dollar,
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	391	281,000	284,330	—	(3,330)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	372	267,000	270,617	—	(3,617)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	196	141,000	142,942	—	(1,942)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	1,572	92,000	91,484	516	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	1,434	83,000	83,480	—	(480)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	2,546	148,811	148,180	631	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	49,976	2,946,609	2,908,618	37,991	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	2,118	126,497	123,296	3,201	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	1,214	70,056	70,630	—	(574)
South Korean Won,
Expiring 09/16/20	Credit Suisse International	KRW	245,181	203,000	205,204	—	(2,204)
Expiring 09/16/20	Goldman Sachs International	KRW	136,215	114,000	114,005	—	(5)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	133,389	111,000	111,640	—	(640)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	108,445	90,496	90,764	—	(268)
Thai Baht,
Expiring 09/16/20	Credit Suisse International	THB	5,556	178,000	178,138	—	(138)
Expiring 09/16/20	Goldman Sachs International	THB	1,250	40,000	40,081	—	(81)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	5,818	187,000	186,556	444	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,549	50,000	49,656	344	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	2,128	68,980	68,220	760	—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	899	128,158	127,033	1,125	—
Expiring 09/16/20	Barclays Bank PLC	TRY	2,815	403,724	388,893	14,831	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,097	154,000	151,514	2,486	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,072	154,000	148,134	5,866	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	TRY	1,004	$142,000	$138,629	$3,371	$—
Expiring 09/16/20	Barclays Bank PLC	TRY	893	126,000	123,409	2,591	—
Expiring 09/16/20	Barclays Bank PLC	TRY	841	120,000	116,173	3,827	—
Expiring 09/16/20	Barclays Bank PLC	TRY	831	119,000	114,858	4,142	—
Expiring 09/16/20	Barclays Bank PLC	TRY	820	116,000	113,251	2,749	—
Expiring 09/16/20	Barclays Bank PLC	TRY	800	115,000	110,473	4,527	—
Expiring 09/16/20	Barclays Bank PLC	TRY	728	104,000	100,578	3,422	—
Expiring 09/16/20	Barclays Bank PLC	TRY	703	100,000	97,046	2,954	—
Expiring 09/16/20	Barclays Bank PLC	TRY	568	81,000	78,495	2,505	—
Expiring 09/16/20	Barclays Bank PLC	TRY	528	76,000	72,975	3,025	—
Expiring 09/16/20	Barclays Bank PLC	TRY	494	71,000	68,269	2,731	—
Expiring 09/16/20	Barclays Bank PLC	TRY	391	56,000	54,005	1,995	—
Expiring 09/16/20	Citibank, N.A.	TRY	1,362	196,047	188,108	7,939	—
Expiring 09/16/20	Citibank, N.A.	TRY	341	47,211	47,104	107	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	1,174	168,461	162,181	6,280	—
				$33,297,652	$33,460,151	241,258	(403,757)
						$824,414	$(724,804)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	2,977	EUR	113	$661	$—	HSBC Bank USA, N.A.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,947	01/02/23	5.690%(T)	1 Day BROIS(2)(T)	$—	$90,722	$90,722
BRL	5,769	01/02/25	5.755%(T)	1 Day BROIS(2)(T)	—	46,762	46,762
BRL	1,466	01/02/25	5.820%(T)	1 Day BROIS(2)(T)	—	11,906	11,906
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	15,517	15,517
BRL	2,354	01/02/25	6.725%(T)	1 Day BROIS(2)(T)	—	41,122	41,122
BRL	960	01/04/27	6.030%(T)	1 Day BROIS(2)(T)	—	2,823	2,823
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	4,296	4,296

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	$—	$10,901	$10,901
CNH	2,320	04/10/24	3.100%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	7,064	7,064
CNH	1,645	04/22/24	3.170%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,548	5,548
CNH	12,235	06/19/24	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	23,802	23,802
CNH	11,500	03/18/25	2.345%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(16,018)	(16,018)
CNH	26,780	03/18/25	2.450%(Q)	7 Day China Fixing Repo Rates(1)(Q)	—	19,273	19,273
CNH	5,500	05/29/25	2.030%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10	(19,777)	(19,787)
CNH	2,100	06/15/25	2.175%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(5,600)	(5,598)
CNH	3,515	06/19/25	2.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	(8,820)	(8,815)
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	25,784	25,784
COP	7,442,000	12/19/24	4.900%(Q)	1 Day COOIS(1)(Q)	(10,911)	(174,140)	(163,229)
COP	2,400,000	03/03/25	4.525%(Q)	1 Day COOIS(1)(Q)	—	(46,377)	(46,377)
COP	5,300,000	03/27/25	4.300%(Q)	1 Day COOIS(2)(Q)	4,910	86,077	81,167
COP	900,000	04/24/25	3.830%(Q)	1 Day COOIS(2)(Q)	—	9,142	9,142
COP	1,900,000	04/28/25	3.830%(Q)	1 Day COOIS(2)(Q)	105	19,184	19,079
COP	2,500,000	05/11/25	3.550%(Q)	1 Day COOIS(2)(Q)	5,046	17,728	12,682
COP	1,000,000	07/06/25	3.270%(Q)	1 Day COOIS(1)(Q)	—	(2,845)	(2,845)
INR	50,000	04/22/25	4.110%(S)	1 Day MIBOR(2)(S)	—	1,773	1,773
KRW	1,200,000	01/20/25	1.425%(Q)	3 Month KWCDC(2)(Q)	7	26,427	26,420
KRW	800,000	04/03/25	1.078%(Q)	3 Month KWCDC(2)(Q)	1,035	7,571	6,536
KRW	300,000	04/23/25	0.975%(Q)	3 Month KWCDC(2)(Q)	1	1,614	1,613
MXN	20,156	03/20/24	7.702%(M)	28 Day Mexican Interbank Rate(2)(M)	3,890	96,528	92,638
MXN	16,516	10/30/24	6.412%(M)	28 Day Mexican Interbank Rate(2)(M)	9,092	49,694	40,602
MXN	27,450	02/03/25	6.405%(M)	28 Day Mexican Interbank Rate(2)(M)	—	84,047	84,047
MXN	6,470	02/26/25	6.145%(M)	28 Day Mexican Interbank Rate(2)(M)	10	16,773	16,763
MXN	1,757	03/03/25	6.090%(M)	28 Day Mexican Interbank Rate(2)(M)	3	4,366	4,363
MXN	1,757	03/03/25	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	2	4,532	4,530
MXN	8,700	04/16/25	5.650%(M)	28 Day Mexican Interbank Rate(2)(M)	9	14,385	14,376

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	53,275	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	$167	$49,573	$49,406
MXN	15,210	06/11/25	5.130%(M)	28 Day Mexican Interbank Rate(2)(M)	10	9,126	9,116
MXN	9,972	07/14/25	4.880%(M)	28 Day Mexican Interbank Rate(2)(M)	—	677	677
MXN	15,315	05/03/27	5.537%(M)	28 Day Mexican Interbank Rate(2)(M)	12	14,862	14,850
MXN	16,040	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	—	62,161	62,161
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	40,851	40,851
PLN	805	07/09/25	0.573%(A)	6 Month WIBOR(2)(S)	—	929	929
ZAR	5,480	03/24/25	7.420%(Q)	3 Month JIBAR(2)(Q)	(437)	34,862	35,299
ZAR	4,500	06/25/25	5.010%(Q)	3 Month JIBAR(2)(Q)	(31)	(110)	(79)
					$12,923	$684,715	$671,792

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	3,700	02/06/25	2.938%(Q)	3 Month KLIBOR(1)(Q)	$(40,956)	$(15)	$(40,941)	Morgan Stanley & Co. International PLC
RUB	46,000	03/04/25	6.305%(A)	3 Month MosPRIME(2)(Q)	39,638	(1)	39,639	Goldman Sachs International
RUB	46,000	06/17/25	6.150%(A)	3 Month MosPRIME(2)(Q)	26,102	—	26,102	Goldman Sachs International
RUB	83,000	06/17/25	7.733%(A)	3 Month MosPRIME(2)(Q)	126,312	—	126,312	Goldman Sachs International
					$151,096	$(16)	$151,112

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).